Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Schedule of lease expense
	Three Months Ended March 31,
	2023	2022
Operating lease cost	$296	$133
Total lease cost	$296	$133
	Three Months Ended March 31,
	2023	2022
Cash paid (received) for amounts included in the measurement of lease liabilities:
Cash flow from operating activities	$239	$167
Weighted average lease term (months)	155	56
Weighted average discount rate	5.6%	6.0%

	Year Ended December 31,
	2022	2021
Operating lease cost	$721	$478
Total lease cost	$721	$478

Schedule of future undiscounted cash flows for operating leases
Year Ending December 31,	Amount
Remainder of 2023	$619
2024	916
2025	768
2026	706
2027	219
Thereafter	5,681
Total undiscounted lease payments	$8,909
Less: imputed interest	3,249
Present value of lease liabilities	$5,660

Year Ending December 31,	Amount
2023	$858
2024	916
2025	768
2026	706
2027	219
Thereafter	5,681
Total undiscounted lease payments	$9,148
Less: imputed interest	3,345
Present value of lease liabilities	$5,803

Schedule of cash flow information related to operating leases
	Year Ended December 31,
	2022	2021
Cash paid (received) for amounts included in the measurement of lease liabilities:
Cash flow from operating activities	$832	$633
Weighted Average Lease Term (months)	155	59
Weighted average discount rate	5.7%	6.0%

Schedule of balance sheet information related to operating leases
	December 31, 2022	December 31, 2021
Long-term right-of-use assets	$4,829	$1,829

Current lease liabilities	$725	$514
Long-term lease liabilities	5,078	2,371
Total operating lease liabilities	$5,803	$2,885